UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON, D.C.  20549

                   FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30,1999

Check here if Amendment [X]; Amendment Number:
This Amendment (check only one.): [   ] is a restatement.
                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         AmalgaTrust Company, Inc.
Address: One West Monroe Street
         Chicago, Illinois  60602

13F File Number:   3235-0006

Person Signing this Report on Behalf of Reporting Manager:

Name:         James T. Landenberger
Title:   Executive Vice President and General Counsel
Phone:   (312) 822-3159
Signature, Place and Date of Signing:

    James T. Landenberger    Chicago, Illinois        August 27, 1999

Report Type (Check only.):

[ X ]    13F HOLDINGS REPORT.
[   ]    13F NOTICE.
[   ]    13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F INFORMATION TABLE


Item 1:
Name of Issuer
Item 2:
Title of
Class
Item 3:
CUSIP
Number
Item 4:
Fair
Market
Value
Item 5:
Shares of
Principal
Amount
Item 6:
Investment Discretion

Item 7:
Managers
See Instr.
V
Item 8:
Voting Authority (Shares)





(a) Sole
(b) Shared-
As Defined
in Instr. V
(c)
Shared-
Other

(a) Sole
(b) Shared
(c) None
Citigroup Inc.
Common
Stock
172967101
257,250
 5,250.00

X

AmalgaTrust
X


Exxon Corp
Common
Stock
302290101
476,392
 5,792.00

X

AmalgaTrust
X


























COLUMN TOTALS


733,642
11,042.00







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